LOANS FROM RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
Hodgkinson Equity Corporation (HEC) [Member]
Statement [Line Items]
Disclosure of detailed information about gain loss on debt extinguishment [Table Text Block]
$
Face value of amended loan	2,346
Conversion feature	2,158
Carrying value of old loan before restructure	(3,976)
Loss on extinguishment	528

Disclosure of detailed information about debt activity [Table Text Block]
$
Balance upon initial recognition	2,337
Accretion expense	265
Cash interest	(104)
Balance at December 31, 2017	2,498
Current portion	(317)
Non-current portion	2,181

Hodgkinson Ventures Inc. (HVI) [Member]
Statement [Line Items]
Disclosure of detailed information about gain loss on debt extinguishment [Table Text Block]
$
Face value of amended loan	1,043
Conversion feature	960
Carrying value of old loan before restructure	(1,613)
Loss on extinguishment	390

Disclosure of detailed information about debt activity [Table Text Block]
$
Balance upon initial recognition	1,039
Accretion expense	117
Cash interest	(46)
Balance at December 31, 2017	1,110
Current portion	(141)
Non-current portion	969